FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 28, 2009 TO THE

                               PROSPECTUS FOR THE
                                LIFEMODEL FUNDS(SM)
                       CLASS A, CLASS B AND CLASS C SHARES

                             DATED NOVEMBER 27, 2009


     THE CHART UNDER THE HEADING "FIFTH THIRD LIFEMODEL MODERATE FUND(SM) - LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND" ON PAGE 10 OF THE PROSPECTUS IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

LIFEMODEL MODERATE TARGET NEUTRAL STYLE
CLASS INDEX BLEND
Small Cap Growth Index(1)..........................................     2.5%
Small Cap Value Index(2)...........................................     2.5%
International Index(3).............................................    10.0%
Mid Cap Growth Index(4)............................................     5.0%
Mid Cap Value Index(5).............................................     5.0%
Large Cap Growth Index(6)..........................................     8.5%
Large Cap Value Index(7)...........................................     8.5%
Large Cap Core Index(8)............................................     8.0%
High Yield Bond Index(9)...........................................     2.5%
Total Return Bond Index(10)........................................    35.0%
Short Term Bond Index(11)..........................................    12.5%


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


LMABCSUPP122809

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 28, 2009 TO THE

                               PROSPECTUS FOR THE
                                LIFEMODEL FUNDS(SM)
                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 27, 2009


     THE CHART UNDER THE HEADING "FIFTH THIRD LIFEMODEL MODERATE FUND(SM) - LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND" ON PAGE 10 OF THE PROSPECTUS IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

LIFEMODEL MODERATE TARGET NEUTRAL STYLE
CLASS INDEX BLEND
Small Cap Growth Index(1)..........................................     2.5%
Small Cap Value Index(2)...........................................     2.5%
International Index(3).............................................    10.0%
Mid Cap Growth Index(4)............................................     5.0%
Mid Cap Value Index(5).............................................     5.0%
Large Cap Growth Index(6)..........................................     8.5%
Large Cap Value Index(7)...........................................     8.5%
Large Cap Core Index(8)............................................     8.0%
High Yield Bond Index(9)...........................................     2.5%
Total Return Bond Index(10)........................................    35.0%
Short Term Bond Index(11)..........................................    12.5%


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


LMISUPP122809